Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies [Line Items]
Total outstanding commitments to fund commercial mortgage loans	$ 105,000,000
Minimum fixed interest rate on commercial mortgage loan commitments	5.125%
Maximum fixed interest rate on commercial mortgage loan commitments	6.375%
Total rent expense, operating lease commitments	16,400,000	14,500,000	23,500,000
The minimum years which an operating lease may be renewed	1
The maximum years which an operating lease may be renewed	12
Unsecured Revolving Credit Facility [Member]
Commitments And Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity	200,000,000
The date at which the maximum borrowing capacity on the line of credit is reduced	Jun. 15, 2012
Line of credit facility, reduced maximum borrowing capacity	165,000,000
Line of credit facility, expiration date	June 15, 2013
Line of credit facility, financial covenants, number	2
Line of credit facility, amount outstanding	0
Senior Notes [Member]
Commitments And Contingencies [Line Items]
Debt instrument, face amount	250,000,000
Debt instrument, interest rate, stated percentage	6.875%
Subordinated Debt [Member]
Commitments And Contingencies [Line Items]
Debt instrument, face amount	$ 300,000,000
Debt instrument, interest rate, stated percentage	6.90%